INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	$ 7,136	$ 9,147
Deferred income tax liabilities	(682)	(335)
Mexico operations [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	6,454	8,812
Tax loss carryforwards [Member] | Mexico operations [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	2,834	16,532
Inventory [Member] | Mexico operations [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(1,802)	(1,838)
Mineral properties, plant and equipment [Member] | Mexico operations [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	1,826	0
Deferred income tax liabilities	0	(9,621)
Working Capital [Member] | Mexico operations [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	4,109	3,774
Other [Member] | Mexico operations [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	$ (513)	$ (35)